Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 - Nonrecurring - Discounted cash flow analysis $ in Thousands	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	$ 3,883	$ 3,931	$ 2,496
Minimum | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.036	0.036	0.045	0.04
Maximum | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.085	0.085	0.060	0.06
Weighted Average | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.050	0.050	0.052	0.054